Lease Liabilities (Details) - Schedule of Cash Flow Supplemental Disclosures - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	¥ 2,287	¥ 2,226